GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
FutureFunds Series Account
Annual Report Form N-30D
File No. 811-03972

The information required to be contained in this report for the period ending June 30, 2001 for Artisan Funds, Inc. and the period ending July 31, 2001 for INVESCO Stock Funds, Inc. includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:


Artisan Funds, Inc. - Artisan International Fund
File No. 811-08932
Form N-30D
Filed via EDGAR and accepted on August 29, 2001
Accession No.0000948221-01-500191


INVESCO STOCK FUNDS, INC. - INVESCO Dynamics Fund
Filed No. 811-01474
Form N-30D
Filed via EDGAR and accepted on September 21, 2001
Accession No.0000035692-01-500008